Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Carrying Amounts of Goodwill and Intangible Assets
(a) Change in the carrying value of goodwill and intangible assets
The following table presents the change in carrying value of goodwill and intangible assets.

As at December 31, 2022	Balance, January 1	Net additions/ (disposals) (1)(2)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31
Goodwill	$5,651	$255	$	n/a	$108	$6,014
Indefinite life intangible assets
Brand	761	–		n/a	52	813
Fund management contracts and other (3)	788	228		n/a	32	1,048
	1,549	228		n/a	84	1,861
Finite life intangible assets (4)
Distribution networks	888	6		47	34	881
Customer relationships	687	–		56	12	643
Software	1,091	192		235	20	1,068
Other	49	7		6	2	52
	2,715	205		344	68	2,644
Total intangible assets	4,264	433		344	152	4,505
Total goodwill and intangible assets	$9,915	$688		$344	$260	$10,519
As at December 31, 2021	Balance, January 1	Net additions/ (disposals) (5)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31
Goodwill	$5,714	$(5)	$	n/a	$(58)	$5,651
Indefinite life intangible assets
Brand	764	–		n/a	(3)	761
Fund management contracts and other (3)	796	(3)		n/a	(5)	788
	1,560	(3)		n/a	(8)	1,549
Finite life intangible assets (4)
Distribution networks	806	131		44	(5)	888
Customer relationships	738	(2)		48	(1)	687
Software	1,059	198		148	(18)	1,091
Other	52	2		6	1	49
	2,655	329		246	(23)	2,715
Total intangible assets	4,215	326		246	(31)	4,264
Total goodwill and intangible assets	$9,929	$321		$246	$(89)	$9,915

(1)
In November 2022, the Company
acquired control of Manulife TEDA Fund Management Company, LTD. through the
purchase of the remaining 51% of shares that it did not already own from its joint venture partner. The
transaction
included cash
consideration
of $334
and
derecognition of the Company’s
previous
joint venture interest
with a fair value of
$321. Goodwill, indefinite life fund management contracts and distribution networks, and finite life management contracts of $255, $185, $52 and $3 were recognized.

(2)	In January 2022, the Company paid $256 to VietinBank for an extension of the life of the distribution agreement acquired from Aviva Plc in December 2021.
(3)	Fund management contracts are mostly allocated to Canada WAM and U.S. WAM CGUs with carrying values of $273 (2021 – $273) and $397 (2021 – $371), respectively.
(4)
Gross carrying amount of finite life intangible assets was $1,517 for distribution networks, $1,146 for customer relationships, $2,736 for software and $136 for other (2021 –

$1,456, $1,132, $2,484 and $124), respectively.

(5)	In December 2021, the Company purchased the Vietnamese operations of Aviva Plc including rights to an exclusive distribution agreement with VietinBank.

Summary of Impairment Testing of Goodwill
The following tables present the carrying value of goodwill by CGU or group of CGUs.

As at December 31, 2022 CGU or group of CGUs	Balance, January 1	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31

Asia

Asia Insurance (excluding Japan)	$152	$–	$10	$162

Japan Insurance	386	–	(26)	360

Canada Insurance	1,955	–	5	1,960

U.S. Insurance	336	–	24	360

Global Wealth and Asset Management

Asia WAM	183	255	12	450

Canada WAM	1,436	–	–	1,436

U.S. WAM	1,203	–	83	1,286

Total	$5,651	$255	$108	$6,014

As at December 31, 2021 CGU or group of CGUs	Balance, January 1	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31

Asia

Asia Insurance (excluding Japan)	$159	$(5)	$(2)	$152

Japan Insurance	433	–	(47)	386

Canada Insurance	1,955	–	–	1,955

U.S. Insurance	338	–	(2)	336

Global Wealth and Asset Management

Asia WAM	185	–	(2)	183

Canada WAM	1,436	–	–	1,436

U.S. WAM	1,208	–	(5)	1,203

Total	$5,714	$(5)	$(58)	$5,651